Note 7 - Investment Securities Available for Sale	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

Note 7 – Investment Securities Available for Sale

The amortized cost, gross unrealized gains and losses, and fair value of investment securities available for sale at December 31, 2015 and December 31, 2014 are summarized below (in thousands):

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
Governmental National Mortgage Association securities	$2,003	$--	$(13)	$1,990
Federal Home Loan Mortgage Corporation securities	1,020	--	(5)	1,015
	$3,023	$--	$(18)	$3,005

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available for Sale:
Short-term bond fund	$1,214	$--	$(34)	$1,180
Limited-term bond fund	546	--	(20)	526
	$1,760	$--	$(54)	$1,706

The amortized cost and fair value of debt securities at December 31, 2015, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

	Available for Sale
	Amortized Cost	Fair Value
	(In Thousands)
Due after ten years	$3,023	$3,005

The following table shows the Company's gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2015 and December 31, 2014 (dollar amounts in thousands):

	December 31, 2015
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Governmental National Mortgage Association securities	2	$1,990	$(13)	$--	$--	$1,990	$(13)
Federal Home Loan Mortgage Corporation securities	1	1,015	(5)	--	--	1,015	(5)
Total	3	$3,005	$(18)	$--	$--	$3,005	$(18)

	December 31, 2014
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

Short-term bond fund	1	$--	$--	$1,180	$(34)	$1,180	$(34)
Limited-term bond fund	1	--	--	526	(20)	526	(20)
Total	2	$--	$--	$1,706	$(54)	$1,706	$(54)

At December 31, 2015, there were three securities in an unrealized loss position that at such date had an aggregate depreciation of 0.60% from the Company's amortized cost basis. Management believes that the estimated fair value of the securities disclosed above is primarily dependent on the movement of market interest rates.  Management evaluated the length of time and the extent to which the fair value has been less than cost and the financial condition and near term prospects of the issuer, including any specific events which may influence the operations of the issuer.  The Company has the ability and intent to hold the securities until the anticipated recovery of fair value occurs. Management does not believe any individual unrealized loss as of December 31, 2015 represents an other-than-temporary impairment.

There were no impairment charges recognized during the years ended December 31, 2015 and 2014.

For the year ended December 31, 2015, the Company sold two bond funds totaling $1.7 million resulting in losses of $75,000 on the transactions.  There were no realized gross gains on the transactions. For the year ended December 31, 2014, there were no sales of investment securities.